[SHIP]
                                                       [THE VANGUARD GROUP LOGO]

VANGUARD(R) VARIABLE INSURANCE FUND

SUPPLEMENT TO THE PROSPECTUS DATED APRIL 28, 2006


IMPORTANT CHANGE TO VANGUARD VARIABLE INSURANCE FUND-DIVERSIFIED VALUE PORTFOLIO

Effective at the close of business on June 30, 2006, Standard & Poor's Corporation will eliminate the Standard & Poor's (S&P) 500/Barra Value Index, which is the performance benchmark used under the existing investment advisory agreement between the Fund and Barrow, Hanley, Mewhinney & Strauss, Inc.
(Barrow, Hanley). Accordingly, the Fund's board of trustees has approved replacing the S&P 500/Barra Value Index with the Morgan Stanley Capital International (MSCI) US Prime Market 750 Index, a similar index, effective July 1, 2006.
     This change will not affect the Diversified Value Portfolio's investment objective, strategies, or policies.

PROSPECTUS TEXT CHANGE
The third paragraph under the heading "Barrow, Hanley, Mewhinney & Strauss, Inc." in the section entitled Investment Advisors is replaced with the following:
     Barrow, Hanley's advisory fee is paid quarterly and is based on certain annual percentage rates applied to the Diversified Value Portfolio's average daily net assets for each quarter. In addition, Barrow, Hanley's advisory fee may be increased or decreased, based on the cumulative total return of the Portfolio over a trailing 36-month period as compared with that of the MSCI US Prime Market 750 Index over the same period.

















(C) 2006 The Vanguard Group, Inc. All rights reserved.              PSA64 072006
Vanguard Marketing Corporation, Distributor.

                                                                     [SHIP] [THE
                                                            VANGUARD GROUP LOGO]
VANGUARD(R) VARIABLE INSURANCE FUND
-DIVERSIFIED VALUE PORTFOLIO

SUPPLEMENT TO THE PROSPECTUS DATED APRIL 28, 2006


IMPORTANT CHANGE TO VANGUARD VARIABLE INSURANCE FUND-DIVERSIFIED VALUE PORTFOLIO

Effective at the close of business on June 30, 2006, Standard & Poor's Corporation will eliminate the Standard & Poor's (S&P) 500/Barra Value Index, which is the performance benchmark used under the existing investment advisory agreement between the Fund and Barrow, Hanley, Mewhinney & Strauss, Inc.
(Barrow, Hanley). Accordingly, the Fund's board of trustees has approved replacing the S&P 500/Barra Value Index with the Morgan Stanley Capital International (MSCI) US Prime Market 750 Index, a similar index, effective July 1, 2006.
     This change will not affect the Portfolio's investment objective, strategies, or policies.

PROSPECTUS TEXT CHANGE
The second paragraph on page 9 is replaced with the following:
     Barrow, Hanley's advisory fee is paid quarterly and is based on certain annual percentage rates applied to the Portfolio's average daily net assets for each quarter. In addition, Barrow, Hanley's advisory fee may be increased or decreased, based on the cumulative total return of the Portfolio over a trailing 36-month period as compared with that of the MSCI US Prime Market 750 Index over the same period.

















(C) 2006 The Vanguard Group, Inc. All rights reserved.            PS145SA 072006
Vanguard Marketing Corporation, Distributor.

                                                                          [SHIP]
                                                                      [VANGUARD]







VANGUARD/(R)/ VARIABLE INSURANCE FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2006


IMPORTANT CHANGE TO VANGUARD VARIABLE INSURANCE FUND--DIVERSIFIED VALUE
PORTFOLIO


Effective at the close of business on June 30, 2006, Standard & Poor's Corporation will eliminate the Standard & Poor's (S&P) 500/Barra Value Index, which is the performance benchmark used under the existing investment advisory agreement between the Fund and Barrow, Hanley, Mewhinney & Strauss, Inc.
(Barrow, Hanley). Accordingly, the Fund's board of trustees has approved replacing the S&P 500/Barra Value Index with the Morgan Stanley Capital International (MSCI) US Prime Market 750 Index, a similar index, effective July 1, 2006.
     This change will not affect the Diversified Value Portfolio's investment objective, strategies, or policies.


STATEMENT OF ADDITIONAL INFORMATION TEXT CHANGE

The second paragraph on page B-44 is restated as follows:

     The Fund has entered into an investment advisory agreement with Barrow, Hanley to manage the Diversified Value Portfolio. The Fund pays Barrow, Hanley a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on an annual percentage rate, to the average daily net assets of the Portfolio for the quarter. The basic fee will be increased or decreased by applying a performance fee adjustment based on the investment performance of the Portfolio relative to the investment performance of the MSCI US Prime Market 750 Index (the Index) over the same period. The investment performance of the Portfolio will be based on its cumulative return over a trailing 36-month period ending with the applicable quarter, compared with the cumulative total return of the Index for the same period.






















(C)2006 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                          072006